SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE G - SUBSEQUENT EVENTS

Subsequent to March 31, 2014, the Fund has entered into an agreement to sell the interest in one operating limited partnership. The estimated sales prices and other terms for the disposition of the operating limited partnership has been determined. The estimated proceeds to be received for this operating limited partnership is $335,000. The estimated gain on sales of the operating limited partnership is $308,700 and is expected to be recognized in the first quarter of fiscal year ending March 31, 2015.